Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 1,347	₨ 1,742	₨ 1,534
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 124	₨ 148	₨ 126